Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	2 Months Ended	6 Months Ended		12 Months Ended
	Dec. 31, 2023	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Cash Flows from Operating Activities:
Net loss	$ (334,678)	$ (8,775,295)	$ (7,835,939)	$ (21,909,914)	$ (11,637,637)
Adjustment to reconcile net loss to cash used in operating activities:
Accretion of asset retirement obligation		1,103,000	871,000	1,910,000	1,037,000
Loss on extinguishment of debt		875,609
Depreciation		36,404	17,977	54,799	41,768
Non-Cash Interest Expense			458,619
Change in fair value of liabilities		(2,910,316)	1,955,000	4,470,596
Stock-based compensation expense		473,170	362,093	1,162,531
Day one loss on accounting of convertible notes				1,604,305
Operating and prepaid expenses paid by related party	418,669				1,682,444
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	(83,991)	(1,495,369)	(125,529)	(905,110)	(174,210)
Other receivables		(267,383)	(7,481)	(5,229)	(2,303)
Other assets		(55,330)
Accounts receivable – related party		(318,801)	(90,499)
Accounts payable		1,545,094	664,371	6,267,754	1,870,285
Accounts payable – related party		1,663,440	(1,313,336)	(1,905,807)
Accrued expenses and other liabilities		2,479,286	544,712	(1,308,886)	948,335
Token liability		24,245
Net cash used in operating activities		(5,622,246)	(4,499,012)	(10,564,959)	(6,234,318)
Cash Flows from Investing Activities:
Purchase of fixed assets			(2,798)	(2,846)	(355,277)
Investment in intangible assets				(93,889)
Net cash used in investing activities			(2,798)	(96,735)	(355,277)
Cash Flows from Financing Activities:
Proceeds from convertible notes		4,900,000	1,823,243	7,592,396	2,850,000
Repayment of convertible notes and loans		(182,251)		(1,627,020)	(377,152)
Proceeds from Business Combination			13,264	13,264
Proceeds from Issuance of Class A ordinary shares		657,722	2,870,496	5,227,641	3,628,191
Proceeds from loan					648,000
Net cash provided by financing activities		5,375,471	4,707,003	11,206,281	6,749,039
Effect of exchange rate changes on cash and cash equivalents		158,974	(68,051)	(35,702)	11,113
Net (decrease) increase in cash		(87,801)	137,142	508,885	170,557
Cash, beginning of period		679,442	170,557	170,557
Cash, end of period		591,641	307,699	679,442	170,557
Supplemental cash flow information:
Interest paid			36,406	36,406
Taxes paid
Noncash investing and financing activities:
Accounts payable, accrued liabilities and other current liabilities combined			3,013,837	3,013,837
Convertible notes payable combined			770,000	770,000
Non-cash issuance of warrants		149,695		1,037,500
Conversion of convertible notes and loans into ordinary shares, including accrued interest		4,925,671
Warrant liabilities combined			$ 230,000	230,000
Acquisition of mineral rights in exchange for certain obligations					30,100,000
Acquisition of property, plant and equipment, net in exchange for certain obligations					2,600,000
Assumption of royalty payable in exchange for mineral rights and property, plant and equipment, net					2,700,000
Assumption of contingent consideration liability in exchange for mineral rights and property, plant and equipment, net					17,100,000
Assumption of asset retirement obligation in connection with obtaining mineral rights and property, plant and equipment					12,900,000
Conversion of June and July Notes to Class A ordinary shares				4,137,288
Conversion of Senior Convertible Notes including accrued interest				$ 917,016